UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07418

Legg Mason Global Trust, Inc.

(Exact name of registrant as specified in charter)

55 Water Street

New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service:)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31

Date of reporting period: March 31, 2010

Item 1.	Schedule of Investments.

LEGG MASON GLOBAL TRUST, INC.

LEGG MASON BATTERYMARCH

EMERGING MARKETS TRUST

FORM N-Q

MARCH 31, 2010

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited)	March 31, 2010

SECURITY	SHARES	VALUE
COMMON STOCKS - 96.0%
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 1.3%
Apollo Tyres Ltd.	233,100	$369,159
Halla Climate Control Corp.	138,300	1,662,363
Hyundai Mobis	27,900	3,698,794
Minth Group Ltd.	1,646,000	2,760,205

Total Auto Components		8,490,521

Automobiles - 3.5%
Dongfeng Motor Corp., Class H Shares	3,508,000	5,692,863
Ford Otomotiv Sanayi AS	143,700	1,041,476
Gely Automobile Holdings Ltd.	10,150,000	5,346,746
Great Wall Motor Co., Ltd., Class H	786,500	1,651,151
Mahindra and Mahindra Ltd.	405,600	4,954,021
PT Astra International Tbk	589,000	2,712,138
Tofas Turk Otomobil Fabrikasi AS	158,700	596,007
TVS Motor Co., Ltd.	745,800	1,362,192

Total Automobiles		23,356,594

Distributors - 0.7%
Imperial Holdings Ltd.	347,800	4,788,860

Food & Staples Retailing - 0.5%
Wal-Mart de Mexico SAB de CV	718,100	3,679,437

Hotels, Restaurants & Leisure - 0.3%
Ajisen China Holdings Ltd.	1,064,000	1,045,602
Genting Berhad	141,900	287,106
Indian Hotels Co., Ltd.	161,600	367,870

Total Hotels, Restaurants & Leisure		1,700,578

Household Durables - 1.6%
Brascan Residential Properties SA	241,700	1,081,863
Corporacion GEO SA de CV, Series B Shares	937,900	2,844,707	*
Desarrolladora Homex SA de CV, ADR	17,600	497,728	*
Gafisa SA, ADR	114,800	1,577,352
LG Electronics Inc.	13,002	1,321,517
Metalfrio Solutions SA	247,900	1,505,508	(a)
PDG Realty SA Empreendimentos e Participacoes	62,000	516,333
Steinhoff International Holdings Ltd.	29,700	81,551	*
TCL Multimedia Technology Holdings Ltd.	1,254,800	1,305,829	*

Total Household Durables		10,732,388

Media - 0.9%
Grupo Televisa SA, ADR	99,100	2,083,082
Naspers Ltd.	78,000	3,389,326
NET Servicos de Comunicacao SA, ADR	33,000	427,350	*

Total Media		5,899,758

Multiline Retail - 1.0%
Clicks Group Ltd.	571,500	2,325,624
Golden Eagle Retail Group Ltd.	658,000	1,313,585
Hyundai Department Store Co., Ltd	14,100	1,289,805
Woolworths Holdings Ltd.	532,300	1,646,503

Total Multiline Retail		6,575,517

Specialty Retail - 0.9%
JD Group Ltd.	339,200	2,060,697
Mr. Price Group Ltd.	362,800	1,982,418
Truworths International Ltd.	240,200	1,724,724

Total Specialty Retail		5,767,839

Textiles, Apparel & Luxury Goods - 0.4%
Prime Success International Group Ltd.	2,784,000	2,710,764

TOTAL CONSUMER DISCRETIONARY		73,702,256

CONSUMER STAPLES - 4.7%
Beverages - 1.0%
Coca-Cola Femsa SA de CV, ADR	22,200	1,475,190
Compania Cervecerias Unidas SA, ADR	53,300	1,999,283
Embotelladoras Arca SAB de CV	111,900	385,739

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Beverages - continued
Fomento Economico Mexicano SA de CV, ADR	45,400	$2,157,862
Grupo Modelo SA de CV, Series C Shares	113,100	667,783	*

Total Beverages		6,685,857

Food & Staples Retailing - 1.9%
Magnitogorsk Iron & Steel Works, GDR	145,500	1,763,460	*
Shoprite Holdings Ltd.	346,200	3,455,465
The Spar Group Ltd.	186,000	1,902,454
X5 Retail Group NV, GDR	160,200	5,574,960	*

Total Food & Staples Retailing		12,696,339

Food Products - 1.6%
Acucar Guarani SA	189,200	495,781	*
Charoen Pokphand Foods Public Co., Ltd.	9,791,400	4,542,168	(b)
China Yurun Food Group Ltd.	1,583,000	4,832,034
Marfrig Frigorificos e Comercio de Alimentos SA	90,500	1,035,100	*

Total Food Products		10,905,083

Tobacco - 0.2%
PT Gudang Garam Tbk	364,000	990,054

TOTAL CONSUMER STAPLES		31,277,333

ENERGY - 10.8%
Energy Equipment & Services - 0.5%
Maridive and Oil Services SAE	220,003	1,023,014
OSX Brasil SA	5,200	2,046,841	*

Total Energy Equipment & Services		3,069,855

Oil, Gas & Consumable Fuels - 10.3%
Banpu Public Co., Ltd.	111,700	2,130,453
China Petroleum & Chemical Corp., Class H Shares	654,000	534,874
China Shenhua Energy Co., Ltd., Class H Shares	659,000	2,834,865
CNOOC Ltd.	2,689,000	4,412,256
Gazprom OAO, ADR	255,300	5,956,149	(b)
Indo Tambangraya Megah PT	94,700	395,993
LUKOIL, ADR	58,400	3,311,280
Oil and Gas Development Co., Ltd.	1,398,100	2,157,235
Pacific Rubiales Energy Corp.	246,300	4,784,620	*
PetroChina Co., Ltd.	3,146,000	3,679,131
Petroleo Brasileiro SA, ADR	627,300	25,598,227
PT Bumi Resources Tbk	6,660,000	1,646,794
Reliance Industries Ltd.	120,050	2,873,231
Rosneft Oil Co., GDR	274,300	2,175,199
Yanzhou Coal Mining Co., Ltd., ADR	251,700	6,065,970

Total Oil, Gas & Consumable Fuels		68,556,277

TOTAL ENERGY		71,626,132

FINANCIALS - 23.1%
Commercial Banks - 17.3%
ABSA Group Ltd.	176,500	3,448,217
Asya Katilim Bankasi AS	493,000	1,318,781	*
Banco Bradesco SA, ADR	494,560	9,114,741
Banco de Oro Unibank Inc.	1,196,500	1,098,800
Banco do Brasil SA	93,200	1,564,383
Bank of China Ltd.	11,590,000	6,165,011
Bank Zachodni WBK SA	30,200	2,176,777	*
BRE Bank SA	17,400	1,583,092	*
Busan Bank	43,340	465,404
Central Bank of India	191,500	624,897
China Construction Bank, Class H Shares	6,842,100	5,595,818
China Merchants Bank Co., Ltd., Class H Shares	487,100	1,317,461
China Minsheng Banking Corp. Ltd., Class H Shares	905,000	928,983	*
Commercial International Bank	275,956	3,257,744
Credicorp Ltd.	16,700	1,472,606
Daegu Bank	211,110	2,826,741
Grupo Financiero Banorte SAB de CV, Series O Shares	327,200	1,451,311
Hana Financial Group Inc.	67,700	2,097,207
ICICI Bank Ltd., ADR	25,600	1,093,120

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Commercial Banks - continued
Industrial & Commercial Bank of China Ltd., Class H shares	9,359,800	$7,148,613
Industrial Bank of Korea	399,100	5,220,452
Itau Unibanco Banco Multiplo SA, ADR	413,358	9,089,742
Kasikornbank Public Co., Ltd., NVDR	226,000	674,470
Nedbank Group Ltd.	98,100	1,885,567
OTP Bank RT	218,700	7,648,784	*
Powszechna Kasa Oszczednosci Bank Polski SA	390,300	5,458,407
PT Bank Mandiri	9,128,500	5,367,050
Sberbank	3,527,400	10,335,282
Shinhan Financial Group Co., Ltd.	23,810	935,397
Standard Bank Group Ltd.	66,000	1,038,421
Taishin Financial Holdings Co., Ltd.	1,398,478	568,057	*
Turkiye Garanti Bankasi AS	550,500	2,575,226
VTB Bank OJSC, GDR	251,200	1,391,648
Woori Finance Holdings Co., Ltd.	312,180	4,580,130
Yes Bank Ltd.	620,139	3,511,289	*

Total Commercial Banks		115,029,629

Diversified Financial Services - 1.1%
African Bank Investments Ltd.	664,300	3,246,828
Haci Omer Sabanci Holding AS	935,100	4,004,711

Total Diversified Financial Services		7,251,539

Insurance - 2.2%
Cathay Financial Holding Co., Ltd.	1,893,000	3,159,173	*
China Life Insurance Co., Ltd	4,547,774	3,508,422	*
China Life Insurance Co., Ltd.	1,260,000	6,036,899
Dongbu Insurance Co., Ltd.	28,900	825,021	*
LIG Non-Life Insurance Co., Ltd.	54,280	1,055,424	*
Porto Seguro SA	18,900	191,301	*

Total Insurance		14,776,240

Real Estate Management & Development - 2.5%
Agile Property Holdings Ltd.	466,000	636,198
China Overseas Land & Investment Ltd.	470,960	1,062,719
China Vanke Co., Ltd.	664,200	762,214
E-House China Holdings Ltd., ADR	61,800	1,176,054	*
Guangzhou R&F Properties Co., Ltd.	198,800	326,202
Hopson Development Holdings Ltd.	866,000	1,398,672
Huaku Construction Corp.	797,000	2,067,914
Iguatemi Empresa de Shopping Centers SA	52,300	880,808
LPN Development Public Co., Ltd.	11,354,500	2,686,313	(b)
Sansiri Public Co., Ltd.	2,415,300	367,505	(b)
Shui On Land Ltd.	761,700	388,490
Sino-Ocean Land Holdings Ltd.	661,000	582,315
Supalai Public Co., Ltd.	6,068,100	1,501,308	(b)
Talaat Moustafa Group	2,096,500	2,909,056	*

Total Real Estate Management & Development		16,745,768

TOTAL FINANCIALS		153,803,176

HEALTH CARE - 0.2%
Pharmaceuticals - 0.2%
Aspen Pharmacare Holdings Ltd.	140,800	1,537,757	*

INDUSTRIALS - 8.8%
Airlines - 1.5%
Air China Ltd.	2,928,000	3,024,445	*(b)
China Southern Airlines Co., Ltd.	7,220,000	3,226,763	*
Gol-Linhas Aereas Inteligentes SA, ADR	167,400	2,074,086
Turk Hava Yollari Anonim Ortakligi	439,600	1,506,124

Total Airlines		9,831,418

Construction & Engineering - 2.7%
Aveng Ltd.	656,300	3,387,936
Daelim Industrial Co.	40,900	2,711,123
GS Engineering & Construction Corp.	35,690	3,075,501
Orascom Construction Industries, GDR	47,800	2,275,758
Tekfen Holding AS	980,900	3,683,828	*

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Construction & Engineering - continued
Voltas Ltd.	674,913	$2,645,833	(a)

Total Construction & Engineering		17,779,979

Electrical Equipment - 0.2%
Crompton Greaves Ltd.	247,727	1,437,418

Industrial Conglomerates - 2.2%
Bidvest Group Ltd.	231,500	4,330,444
Koc Holding AS	1,376,300	4,715,375	*
LG Corp.	95,040	5,963,887

Total Industrial Conglomerates		15,009,706

Machinery - 2.0%
Pipavav Shipyard Ltd.	1,666,720	2,583,889	*
PT United Tractors Tbk	2,697,000	5,438,755
Thermax India Ltd.	152,050	2,309,792	(a)
Weichai Power Co., Ltd.	405,000	3,385,324

Total Machinery		13,717,760

Road & Rail - 0.2%
Localiza Rent A Car SA	105,100	1,111,075

TOTAL INDUSTRIALS		58,887,356

INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 0.7%
Comba Telecom Systems Holdings Ltd.	2,504,000	3,205,688
ZTE Corp.	269,600	1,633,729

Total Communications Equipment		4,839,417

Computers & Peripherals - 1.8%
Asustek Computer Inc.	428,856	746,764
Compal Electronics Inc.	2,353,710	3,079,433
Gigabyte Technology Co., Ltd.	1,010,000	979,533
Quanta Computer Inc.	984,570	1,909,740
Sunrex Technology Corp.	296,000	336,470
Wistron Corp.	2,663,883	4,839,916

Total Computers & Peripherals		11,891,856

Electronic Equipment, Instruments & Components - 2.1%
Hon Hai Precision Industry Co., Ltd.	2,062,641	8,930,447
KH Vatec Co., Ltd.	78,600	1,476,203
LG.Philips LCD Co., Ltd.	46,400	1,638,323
Unimicron Technology Corp.	710,000	911,030
WPG Holdings Co., Ltd.	646,000	1,055,715

Total Electronic Equipment, Instruments & Components		14,011,718

Internet Software & Services - 1.9%
Media Tek Inc.	247,582	4,295,537
Tencent Holdings Ltd.	431,800	8,659,080

Total Internet Software & Services		12,954,617

IT Services - 0.3%
Infosys Technologies Ltd.	30,000	1,747,411

Semiconductors & Semiconductor Equipment - 4.9%
King Yuan Electronics Co., Ltd.	1,108,765	539,405
Radiant Opto-Electronics Corp.	130,860	180,686
RichTek Technology Corp.	237,000	2,537,313
Samsung Electronics Co., Ltd.	22,365	16,169,137
Siliconware Precision Industries Co., ADR	261,168	1,569,620
Taiwan Semiconductor Manufacturing Co., Ltd.	2,282,715	4,420,523
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	253,913	2,663,547
United Microelectronics Corp.	8,665,000	4,597,432	*

Total Semiconductors & Semiconductor Equipment		32,677,663

TOTAL INFORMATION TECHNOLOGY		78,122,682

MATERIALS - 17.3%
Chemicals - 1.0%
Fauji Fertilizer Co., Ltd.	1,609,242	2,102,935
Huchems Fine Chemical Corp.	51,400	1,219,753
LG Chem Ltd.	8,816	1,873,921

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY	SHARES	VALUE
Chemicals - continued
Mexichem SA de CV	515,585	$1,515,844

Total Chemicals		6,712,453

Construction Materials - 1.0%
Cemex SAB de CV, Participation Certificates, ADR	182,724	1,865,612	*
PT Indocement Tunggal Prakarsa Tbk	1,415,000	2,215,918
PT Semen Gresik (Persero) Tbk	2,876,000	2,307,248

Total Construction Materials		6,388,778

Metals & Mining - 14.4%
Cherepovets MK Severstal, GDR, Registered Shares	385,000	5,605,600	*
Cia Siderurgica Nacional SA Depositary Receipts	76,200	3,042,666
El Ezz Steel Rebars SAE	937,200	3,564,288	*
Eurasian Natural Resources Corp.	92,200	1,667,768
Evraz Group SA, GDR	54,600	2,169,258	*
Gerdau SA, ADR	132,000	2,151,600
Grupo Mexico SA de CV, Series B Shares	2,122,624	5,684,366
Hyundai Steel Co.	32,300	2,452,225
Jindal Steel and Power Ltd.	176,252	2,761,851
KGHM Polska Miedz SA	150,200	5,641,833
Korea Zinc Co., Ltd.	20,040	3,577,781
Kumba Iron Ore Ltd.	118,100	5,721,982
Kumba Resources Ltd.	128,500	2,221,129
Mechel OAO, ADR	56,200	1,597,204
Mining & Metallurgical Co. Norilsk Nickel, ADR	269,400	4,959,654	*
Mittal Steel South Africa Ltd.	286,356	3,638,937	*
Novolipetsk Steel, GDR	117,400	4,067,910	*(c)
POSCO	13,280	6,197,216
Prakash Industries Ltd.	288,500	1,427,238	*
Sterlite Industries India Ltd.	116,400	2,207,698
Tata Steel Ltd.	92,724	1,305,819
United Co. RUSAL	1,791,000	2,076,054	*
Usinas Siderurgicas de Minas Gerais SA	66,375	2,326,773
Vale SA, ADR	713,500	20,232,040

Total Metals & Mining		96,298,890

Paper & Forest Products - 0.9%
Lee & Man Paper Manufacturing Ltd.	1,262,400	986,929
Nine Dragons Paper Holdings Ltd.	2,996,000	4,985,455

Total Paper & Forest Products		5,972,384

TOTAL MATERIALS		115,372,505

TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 1.9%
Chunghwa Telecom Co. Ltd., ADR	18,752	364,348
KT Corp., ADR	182,400	3,786,624
Tele Norte Leste Participacoes SA	71,500	1,535,862
Telefonos de Mexico SA de CV, Series L Shares, ADR	54,800	854,880
Telmex Internacional SAB de CV, ADR	55,700	1,073,896
Vimpel Communications, ADR	275,000	5,062,750

Total Diversified Telecommunication Services		12,678,360

Education - 1.0%
China Mobile (Hong Kong) Ltd.	677,500	6,518,241

Wireless Telecommunication Services - 4.5%
America Movil SAB de CV, Series L Shares, ADR	176,300	8,874,942
America Movil SAB de CV, Series L Shares	2,231,093	5,617,545
Mobile TeleSystems, ADR	132,600	7,359,300
Philippine Long Distance Telephone Co.	19,800	1,060,323
Sistema JSFC, Registered Shares, GDR	86,000	2,339,200	*
Tim Participacoes SA, ADR	119,100	3,306,216
Vivo Participacoes SA, ADR	57,000	1,545,270

Total Wireless Telecommunication Services		30,102,796

TOTAL TELECOMMUNICATION SERVICES		49,299,397

UTILITIES - 0.9%
Electric Utilities - 0.6%
Companhia Energetica de Minas Gerais, ADR	106,400	1,770,496

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2010

SECURITY			SHARES	VALUE
Electric Utilities - continued
Enersis SA, ADR			94,200	$1,883,058

Total Electric Utilities				3,653,554

Gas Utilities - 0.1%
PT Perusahaan Gas Negara			1,586,000	740,755

Independent Power Producers & Energy Traders - 0.2%
Adani Power Ltd.			134,000	346,678	*
Empresa Nacional de Electricidad SA, ADR			25,500	1,198,245

Total Independent Power Producers & Energy Traders				1,544,923

TOTAL UTILITIES				5,939,232

TOTAL COMMON STOCKS (Cost - $465,330,239)				639,567,826

PREFERRED STOCKS - 3.2%
CONSUMER DISCRETIONARY - 0.1%
Multiline Retail - 0.1%
Lojas Americanas SA			66,000	491,748

FINANCIALS - 1.4%
Commercial Banks - 1.4%
Banco Panamericano SA			225,200	1,367,650
Itau Unibanco Holding SA			61,325	1,344,884
Itausa-Investimentos Itau SA			964,375	6,605,048

TOTAL FINANCIALS				9,317,582

MATERIALS - 1.5%
Metals & Mining - 1.1%
Bradespar SA			132,200	3,267,180
Confab Industrial SA			417,700	1,110,986
Metalurgica Gerdau SA			127,400	2,613,407
Usinas Siderurgicas de Minas Gerais SA, Class A Shares			10,200	349,416

Total Metals & Mining				7,340,989

Paper & Forest Products - 0.4%
Suzano Papel e Celulose SA			202,800	2,771,131	*

TOTAL MATERIALS				10,112,120

UTILITIES - 0.2%
Independent Power Producers & Energy Traders - 0.2%
Cia Energetica de Sao Paulo			86,800	1,194,851

TOTAL PREFERRED STOCKS (Cost - $16,046,482)				21,116,301

		EXPIRATION DATE
RIGHTS - 0.0%
Huchems Fine Chemical Corp. (Cost - $0)		5/7/10	9,252	47,836	*(a) (b)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $481,376,721)				660,731,963

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 0.9%
Repurchase Agreements - 0.9%
Banc of America repurchase agreement dated 3/31/10; Proceeds at maturity - $2,929,423; (Fully collateralized by U.S. government agency obligations, 4.375% due 7/17/15; Market value - $2,995,073)	0.000%	4/1/10	$2,929,423	2,929,423
Goldman Sachs & Co. repurchase agreement dated 3/31/10; Proceeds at maturity - $2,929,424; (Fully collateralized by U.S. government agency obligations, 4.300% due 3/30/20; Market value-$2,990,000)	0.010%	4/1/10	2,929,424	2,929,424

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,858,847)				5,858,847

TOTAL INVESTMENTS - 100.1% (Cost - $487,235,568#)				$666,590,810

See Notes to Schedule of Investments.

LEGG MASON BATTERYMARCH EMERGING MARKETS TRUST

Schedule of investments (unaudited) (cont’d)	March 31, 2010

Liabilities in Excess of Other Assets - (0.1)%	(463,900)

TOTAL NET ASSETS - 100.0%	$666,126,910

*	Non-income producing security.

(a)	Illiquid security.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non Voting Depositary Receipt
OJSC	— Open Joint Stock Company

Summary of Investments by Country*

Brazil	17.1%
South Korea	11.4
China	10.3
Russia	8.7
South Africa	8.1
Taiwan	8.0
Mexico	6.1
India	5.1
Cayman Islands	4.0
Indonesia	3.3
Turkey	2.9
Poland	2.2
Egypt	2.0
Hong Kong	2.0
Thailand	1.8
Hungary	1.2
United States	1.1
Netherlands	0.8
Chile	0.8
Bermuda	0.7
Canada	0.7
Pakistan	0.6
Philippines	0.3
Jersey	0.3
United Kingdom	0.3
Peru	0.2
Malaysia	0.0 †
100.0%

*	As a percentage of total investments. Please note that Fund holdings are as of March 31, 2010 and are subject to change.
†	Amount represents less than 0.1%

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Batterymarch Emerging Markets Trust (the “Fund”), is a separate diversified investment series of Legg Mason Global Trust, Inc. (the “Corporation”). The Corporation is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer staples	$26,735,165	$4,542,168	—	$31,277,333
Energy	65,669,983	5,956,149	—	71,626,132
Financials	149,248,050	4,555,126	—	153,803,176
Industrials	55,862,911	3,024,445	—	58,887,356
Other common stocks	323,973,829	—	—	323,973,829
Preferred stocks	21,116,301	—	—	21,116,301
Rights	—	47,836	—	47,836

Total long-term investments	$642,606,239	$18,125,724	—	$660,731,963

Short-term investment†	—	5,858,847	—	5,858,847

Total investments	$642,606,239	$23,984,571	—	$666,590,810

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the quarter ended March 31, 2010, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase Agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At March 31, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$188,437,491
Gross unrealized depreciation	(9,082,249)

Net unrealized appreciation	$179,355,242

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended March 31, 2010, the Fund did not invest in any derivative instruments.

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3.	Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Global Trust, Inc.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President and Director

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ DAVID R. ODENATH
David R. Odenath
President and Director

Date:	May 26, 2010

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer and Treasurer

Date:	May 26, 2010